Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Schedule of other commitments	The other commitments relate to minimum payments consist of:

€ in thousand	As at December 31,
	2022	2021
Loans and grants	49	143
Royalties	8,262	8,941
OTHER COMMITMENTS	8,311	9,084

Schedule of pledges
The pledges consist of:

€ in thousand	As at December 31,
	2022	2021
Pledges on consolidated investments	28,247	19,901
Pledges on bank accounts	284,889	292,257
Pledges on receivable	219,494	344,519
GUARANTEES AND PLEDGES	532,630	656,677